VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—66.4%
Angola —2.2%
Republic of Angola
144A 8.000%, 11/26/29(2)	$ 709	$ 631
144A 8.750%, 4/14/32(2)	1,374	1,207
144A 9.375%, 5/8/48(2)	2,105	1,723
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	2,983	2,799
		6,360

Argentina—1.6%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(4)(5)	2,422	942
Republic of Argentina
0.750%, 7/9/30(5)	4,057	1,871
3.625%, 7/9/35(5)	4,817	1,789
		4,602

Armenia—0.7%
Republic of Armenia RegS 3.600%, 2/2/31(4)	2,382	1,927
Bahrain—2.9%
Kingdom of Bahrain
144A 5.625%, 9/30/31(2)	368	342
144A 5.250%, 1/25/33(2)	3,099	2,720
144A 5.625%, 5/18/34(2)	3,067	2,726
144A 7.500%, 2/12/36(2)	1,655	1,680
RegS 5.625%, 9/30/31(4)	1,000	930
		8,398

Bolivia—0.2%
Bolivia Government RegS 7.500%, 3/2/30(4)	850	507
Brazil—2.3%
Federative Republic of Brazil
6.250%, 3/18/31	349	354
6.000%, 10/20/33	1,016	1,007
5.000%, 1/27/45	2,532	2,018
5.625%, 2/21/47	59	50
4.750%, 1/14/50	4,709	3,482
		6,911

Chile—0.5%
Republic of Chile
4.950%, 1/5/36	1,040	1,007
3.860%, 6/21/47	649	508
		1,515

	Par Value(1)	Value

Colombia—3.7%
Republic of Colombia
4.500%, 3/15/29	$ 2,314	$ 2,112
3.000%, 1/30/30	387	317
3.250%, 4/22/32	3	2
7.500%, 2/2/34	1,194	1,208
8.000%, 11/14/35	1,848	1,921
6.125%, 1/18/41	3,578	3,048
4.125%, 2/22/42	153	102
5.200%, 5/15/49	2,277	1,654
3.875%, 2/15/61	896	513
		10,877

Costa Rica—0.6%
Costa Rica Government
144A 6.550%, 4/3/34(2)	860	887
RegS 6.550%, 4/3/34(4)	804	830
		1,717

Dominican Republic—1.9%
Dominican Republic
144A 4.875%, 9/23/32(2)	1,214	1,081
RegS 4.875%, 9/23/32(4)	2,087	1,858
RegS 5.300%, 1/21/41(4)	2,721	2,284
RegS 6.500%, 2/15/48(4)	259	246
		5,469

Ecuador—1.1%
Republic of Ecuador
144A 0.000%, 7/31/30(2)(6)	2,327	943
144A 6.000%, 7/31/30(2)(5)	1,131	691
RegS 6.000%, 7/31/30(4)(5)	1,142	698
RegS 3.500%, 7/31/35(4)(5)	544	260
RegS 2.500%, 7/31/40(4)(5)	1,588	694
		3,286

Egypt—2.7%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	482	444
144A 4.750%, 4/16/26(2)	950EUR	966
144A 5.875%, 2/16/31(2)	1	1
144A 6.375%, 4/11/31(2)	2,770EUR	2,440
144A 8.500%, 1/31/47(2)	1,305	1,012
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
144A 7.903%, 2/21/48(2)	$ 24	$ 18
144A 8.875%, 5/29/50(2)	469	375
144A 7.500%, 2/16/61(2)	626	444
RegS 4.750%, 4/16/26(4)	257EUR	261
RegS 5.625%, 4/16/30(4)	1,422EUR	1,251
RegS 8.700%, 3/1/49(4)	847	668
		7,880

El Salvador—1.7%
Republic of El Salvador
RegS 8.625%, 2/28/29(4)	1	1
RegS 8.250%, 4/10/32(4)	2,202	1,820
RegS 7.650%, 6/15/35(4)	824	618
RegS 9.500%, 7/15/52(4)	3,046	2,545
		4,984

Ethiopia—0.4%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(7)	1,785	1,234
Gabon—0.5%
Republic of Gabon
144A 6.950%, 6/16/25(2)	546	526
144A 7.000%, 11/24/31(2)	1,168	952
		1,478

Ghana—0.8%
Republic of Ghana
144A 10.750%, 10/14/30(2)	1,232	771
RegS 10.750%, 10/14/30(4)	2,042	1,279
RegS 8.625%, 4/7/34(4)(7)	1,032	443
		2,493

Guatemala—1.3%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	3,286	2,692
144A 6.600%, 6/13/36(2)	1,040	1,051
		3,743

	Par Value(1)	Value

Honduras—0.4%
Honduras Government
RegS 6.250%, 1/19/27(4)	$ 834	$ 800
RegS 5.625%, 6/24/30(4)	292	255
		1,055

Hungary—2.8%
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	663	677
144A 2.125%, 9/22/31(2)	1,151	900
144A 5.500%, 3/26/36(2)	2,569	2,474
RegS 2.125%, 9/22/31(4)	1,409	1,101
RegS 1.750%, 6/5/35(4)	1,739EUR	1,398
RegS 1.500%, 11/17/50(4)	1,169EUR	712
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	947
		8,209

India—0.1%
Export-Import Bank India RegS 5.500%, 1/18/33(4)	416	420
Indonesia—1.1%
Republic of Indonesia
4.850%, 1/11/33	301	295
144A 5.250%, 1/8/47(2)	425	419
RegS 6.750%, 1/15/44(4)	898	1,041
RegS 5.125%, 1/15/45(4)	1,673	1,633
		3,388

Iraq—0.2%
Republic of Iraq RegS 5.800%, 1/15/28(4)	625	583
Ivory Coast—0.5%
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	669	587
RegS 5.750%, 12/31/32(4)(5)	184	172
RegS 6.625%, 3/22/48(4)	868EUR	732
		1,491

Jordan—0.3%
Kingdom of Jordan
144A 7.500%, 1/13/29(2)	300	296

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Jordan—continued
RegS 7.375%, 10/10/47(4)	$ 641	$ 552
		848

Kenya—0.6%
Republic of Kenya
144A 8.000%, 5/22/32(2)	1,431	1,292
RegS 7.250%, 2/28/28(4)	471	436
		1,728

Lebanon—0.3%
Lebanese Republic
6.375%, 3/9/20(7)	2,023	116
6.250%, 5/27/22(7)	6,514	375
RegS 5.800%, 4/14/20(4)(7)	1,561	90
RegS 8.250%, 4/12/21(4)(7)	3,735	215
RegS 6.400%, 5/26/23(4)(7)	1,325	76
		872

Mexico—2.1%
United Mexican States
3.500%, 2/12/34	750	621
6.350%, 2/9/35	1,248	1,277
6.000%, 5/7/36	793	791
2.250%, 8/12/36	1,405EUR	1,179
4.750%, 3/8/44	924	762
5.000%, 4/27/51	686	571
3.771%, 5/24/61	922	593
3.750%, 4/19/71	700	441
		6,235

Morocco—0.4%
Kingdom of Morocco 144A 4.000%, 12/15/50(2)	1,732	1,169
Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	490	411
Nigeria—2.8%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	1,430	1,300
144A 6.125%, 9/28/28(2)	1,272	1,117
144A 8.375%, 3/24/29(2)	844	800
144A 7.875%, 2/16/32(2)	1,999	1,757
RegS 8.747%, 1/21/31(4)	1,145	1,078
RegS 7.375%, 9/28/33(4)	1,129	946
	Par Value(1)	Value

Nigeria—continued
RegS 7.696%, 2/23/38(4)	$ 1,401	$ 1,125
		8,123

Oman —2.0%
Oman Government International Bond
144A 5.625%, 1/17/28(2)	1,951	1,951
144A 6.000%, 8/1/29(2)	1,133	1,149
144A 7.375%, 10/28/32(2)	1,222	1,343
144A 6.500%, 3/8/47(2)	1,516	1,495
		5,938

Pakistan—0.7%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	2,350	1,869
144A 6.875%, 12/5/27(2)	450	342
		2,211

Panama—3.0%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	1,989
Republic of Panama
3.875%, 3/17/28	822	746
3.160%, 1/23/30	696	572
7.500%, 3/1/31	1,884	1,931
6.700%, 1/26/36	263	248
8.000%, 3/1/38	1,156	1,182
6.853%, 3/28/54	1,531	1,349
3.870%, 7/23/60	1,585	887
		8,904

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	435	408
Peru—1.7%
Republic of Peru
2.844%, 6/20/30	340	297
2.783%, 1/23/31	1,705	1,451
8.750%, 11/21/33	710	871
3.000%, 1/15/34	416	339
2.780%, 12/1/60	3,726	2,137
		5,095

Philippines—0.5%
Republic of Philippines 5.000%, 7/17/33	1,442	1,438
Poland—0.5%
Republic of Poland
4.875%, 10/4/33	794	779

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Poland—continued
5.500%, 4/4/53	$ 669	$ 668
		1,447

Qatar—3.3%
State of Qatar
144A 3.750%, 4/16/30(2)	3,279	3,135
144A 5.750%, 1/20/42(2)	1,530	1,626
144A 5.103%, 4/23/48(2)	1,089	1,049
144A 4.400%, 4/16/50(2)	3,841	3,353
RegS 4.400%, 4/16/50(4)	687	600
		9,763

Romania—3.4%
Romania Government International Bond
144A 5.500%, 9/18/28(2)	593EUR	654
144A 5.875%, 1/30/29(2)	1,822	1,808
144A 5.375%, 3/22/31(2)	562EUR	604
144A 7.125%, 1/17/33(2)	1,244	1,311
144A 6.375%, 1/30/34(2)	2,201	2,190
144A 3.375%, 2/8/38(2)	807EUR	679
144A 2.750%, 4/14/41(2)	1,134EUR	812
144A 2.875%, 4/13/42(2)	821EUR	590
RegS 4.125%, 3/11/39(4)	627EUR	563
RegS 5.125%, 6/15/48(4)	648	537
RegS 4.000%, 2/14/51(4)	446	309
		10,057

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(7)(8)(9)	100	55
Saudi Arabia—4.0%
Saudi International Bond
144A 4.375%, 4/16/29(2)	1,762	1,712
144A 4.500%, 4/17/30(2)	1,237	1,201
144A 5.500%, 10/25/32(2)	1,495	1,534
144A 2.250%, 2/2/33(2)	1,644	1,307
144A 5.000%, 1/16/34(2)	4,206	4,111
	Par Value(1)	Value

Saudi Arabia—continued
144A 4.500%, 10/26/46(2)	$ 1,403	$ 1,177
RegS 3.750%, 1/21/55(4)	902	639
		11,681

Serbia—0.2%
Republic of Serbia
RegS 2.125%, 12/1/30(4)	419	330
RegS 6.500%, 9/26/33(4)	386	393
		723

South Africa—2.0%
Republic of South Africa
4.300%, 10/12/28	366	330
5.875%, 4/20/32	4,295	3,875
7.300%, 4/20/52	1,923	1,670
		5,875

Sri Lanka—1.0%
Republic of Sri Lanka
RegS 6.350%, 6/28/24(4)(7)	1,156	627
RegS 6.200%, 5/11/27(4)(7)	2,475	1,330
RegS 7.550%, 3/28/30(4)(7)	1,801	960
		2,917

Tunisia—0.2%
Tunisian Republic 144A 6.375%, 7/15/26(2)	763EUR	674
Turkey—4.3%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,448
RegS 9.758%, 11/13/25(4)	276	291
Republic of Turkiye
9.875%, 1/15/28	303	332
9.375%, 3/14/29	1,688	1,833
7.625%, 5/15/34	2,423	2,414
5.750%, 5/11/47	8,289	6,214
		12,532

Ukraine—0.7%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(7)	423	122
144A 7.750%, 9/1/28(2)(7)	518	148
144A 9.750%, 11/1/30(2)(7)	2,137	635
144A 6.876%, 5/21/31(2)(7)	1,160	291

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
RegS 7.750%, 9/1/29(4)(7)	$ 3,155	$ 891
RegS 9.750%, 11/1/30(4)(7)	272	81
		2,168

United Arab Emirates—0.9%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(2)	1,036	949
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,697	1,710
		2,659

Uruguay—0.1%
Republica Orient Uruguay 5.100%, 6/18/50	242	232
Uzbekistan—0.1%
Republic of Uzbekistan 144A 3.900%, 10/19/31(2)	388	319
Venezuela—0.6%
Republic of Venezuela RegS 7.750%, 10/13/19(4)(7)	11,904	1,667
Zambia—0.3%
Republic of Zambia
144A 5.375%, 9/20/24(2)(7)	679	414
RegS 8.500%, 4/14/24(4)(7)	509	346
		760

Total Foreign Government Securities (Identified Cost $199,318)		195,436

Corporate Bonds and Notes—26.5%
Argentina—0.6%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	176	143
YPF S.A.
144A 8.750%, 4/4/24(2)	376	374
144A 9.500%, 1/17/31(2)	1,225	1,232
		1,749

Azerbaijan—0.6%
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	1,565	1,605
Brazil—1.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	493	510
Ambipar Lux S.a.r.l. 144A 9.875%, 2/6/31(2)	257	254
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	291	257
	Par Value(1)	Value

Brazil—continued
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(2)	$ 360	$ 324
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	295	265
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	447	405
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	677	636
Samarco Mineracao S.A. 144A 9.500%, 6/30/31(2)	419	385
		3,036

Chile—2.2%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	558	517
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,974	1,951
144A 6.440%, 1/26/36(2)	2,890	2,944
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,102
		6,514

China—0.2%
Huarong Finance II Co., Ltd.
RegS 4.625%, 6/3/26(4)	200	193
RegS 4.875%, 11/22/26(4)	200	192
Longfor Group Holdings Ltd. RegS 3.950%, 9/16/29(4)	500	213
		598

Colombia—0.9%
AI Candelaria Spain S.A. RegS 5.750%, 6/15/33(4)	1,011	797
Banco Davivienda S.A.
144A 6.650%(2)(10)	147	97
RegS 6.650%(4)(10)	225	148
Geopark Ltd. 144A 5.500%, 1/17/27(2)	445	403
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	495	458
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	893	776
		2,679

Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	314	285
Ghana—0.6%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	773	733
Tullow Oil plc RegS 7.000%, 3/1/25(4)	1,103	1,031
		1,764

India—0.7%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	252

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

India—continued
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(4)	$ 500	$ 493
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	285	238
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	397	372
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	146	135
Greenko Dutch B.V.
144A 3.850%, 3/29/26(2)	195	184
RegS 3.850%, 3/29/26(4)	208	196
Network i2i Ltd. RegS 5.650% (4)(10)	48	48
Vedanta Resources Finance II plc RegS 13.875%, 12/9/28(4)	139	128
		2,046

Indonesia—2.4%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	206	199
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	3,389	3,133
Medco Maple Tree Pte Ltd. 144A 8.960%, 4/27/29(2)	533	555
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	1,025	894
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	815	812
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	705
RegS 4.875%, 7/17/49(4)	1,015	833
		7,131

Israel—0.2%
Energean Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(2)(4)	310	291
Leviathan Bond Ltd. 144A, RegS 6.125%, 6/30/25(2)(4)	333	326
		617

Kazakhstan—1.3%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	1,144	930
144A 5.750%, 4/19/47(2)	1,816	1,546
RegS 3.500%, 4/14/33(4)	300	244
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	1,277	1,193
		3,913

Macau—0.3%
Sands China Ltd.
4.625%, 6/18/30	10	9
3.250%, 8/8/31	148	122
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	935	816
		947

	Par Value(1)	Value

Mexico—6.8%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(10)	$ 794	$ 756
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	598	546
Cemex SAB de C.V. 144A 9.125% (2)(10)	628	669
Comision Federal de Electricidad RegS 3.875%, 7/26/33(4)	3,316	2,707
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(2)	670	654
Petroleos Mexicanos
6.500%, 1/23/29	2,702	2,367
8.750%, 6/2/29	2,057	1,966
6.750%, 9/21/47	3,390	2,153
7.690%, 1/23/50	995	685
6.950%, 1/28/60	1,783	1,131
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	6,918	5,841
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)	661	635
		20,110

Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	297	271
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	387	347
		618

Peru—1.0%
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(6)	1,325	1,093
Petroleos del Peru S.A.
144A 5.625%, 6/19/47(2)	1,156	792
RegS 4.750%, 6/19/32(4)	265	208
RegS 5.625%, 6/19/47(4)	968	663
		2,756

Saudi Arabia—1.8%
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)	5,691	5,394
South Africa—1.0%
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	528	525
144A 8.450%, 8/10/28(2)	1,304	1,296
RegS 7.125%, 2/11/25(4)	200	199
Prosus N.V. 144A 3.061%, 7/13/31(2)	290	233
Sasol Financing USA LLC 4.375%, 9/18/26	612	571
		2,824

Tanzania—0.2%
HTA Group Ltd. 144A 7.000%, 12/18/25(2)	521	516

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	$ 661	$ 634
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	134	139
		773

Ukraine—0.2%
Metinvest B.V. 144A 8.500%, 4/23/26(2)	200	162
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(7)	502	163
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	105	98
		423

United Arab Emirates—2.0%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	727	648
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	545
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	531
144A 4.700%, 9/30/49(2)	436	355
RegS 4.700%, 9/30/49(4)	500	407
DP World Salaam RegS 6.000% (4)(10)	2,145	2,137
MAF Global Securities Ltd. RegS 6.375% (4)(10)	517	513
MDGH GMTN RSC Ltd. 144A 5.875%, 5/1/34(2)	723	772
		5,908

Uzbekistan—1.0%
Uzauto Motors AJ
144A 4.850%, 5/4/26(2)	2,484	2,259
RegS 4.850%, 5/4/26(4)	697	634
		2,893

Venezuela—0.6%
Petroleos de Venezuela S.A.
RegS 6.000%, 5/16/24(4)(7)	12,221	1,204
RegS 6.000%, 11/15/26(4)(7)	6,345	631
		1,835

Vietnam—0.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	988	938
Total Corporate Bonds and Notes (Identified Cost $82,744)		77,872

Shares
Affiliated Mutual Funds—3.9%
Fixed Income Funds—3.9%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(11)(12)	621,932	4,907
	Shares	Value
Fixed Income Funds—continued
Virtus Stone Harbor Local Markets Fund Class I(11)(12)(13)	788,382	$ 6,465
Total Affiliated Mutual Funds (Identified Cost $11,316)		11,372

	Par Value(1)
Credit Linked Notes—1.3%
Iraq—1.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(8)	259,086JPY	1,579
(Counterparty: BOA) 3.304%, 1/1/28(5)(8)	118,068JPY	718
(Counterparty: BOA) 3.399%, 1/6/28(5)(8)	254,413JPY	1,549
Total Credit Linked Notes (Identified Cost $6,061)		3,846

Total Long-Term Investments—98.1% (Identified Cost $299,439)		288,526

TOTAL INVESTMENTS—98.1% (Identified Cost $299,439)		$288,526
Other assets and liabilities, net—1.9%		5,616
NET ASSETS—100.0%		$294,142

Abbreviations:
DAC	Designated Activity Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LLC	Limited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $123,038 or 41.8% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of February 29, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	Security in default; no interest payments are being received.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	No contractual maturity date.
(11)	Affiliated investment.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Non-income producing.

Counterparties:
BCLY	Barclays
BOA	Bank of America
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	9%
Saudi Arabia	6
Colombia	5
Turkey	5
United States	4
Indonesia	4
Romania	4
Other	63
Total	100%
† % of total investments as of February 29, 2024.

Forward foreign currency exchange contracts as of February 29, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,577	USD	1,712	CITI	04/19/24	$—	$(4)
EUR	1,388	USD	1,508	JPM	04/19/24	—	(5)
USD	221	EUR	204	BCLY	04/19/24	—	— (1)
USD	13,105	EUR	12,002	CITI	04/19/24	107	—
USD	242	EUR	223	GS	04/19/24	1	—
USD	3,664	EUR	3,381	JPM	04/19/24	2	—
Total						$110	$(9)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$195,436	$—	$195,381	$55
Corporate Bonds and Notes	77,872	—	77,872	—
Credit Linked Notes	3,846	—	—	3,846
Affiliated Mutual Funds	11,372	11,372	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	110	—	110	—
Total Assets	288,636	11,372	273,363	3,901
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(9)	—	(9)	—
Total Liabilities	(9)	—	(9)	—
Total Investments	$288,627	$11,372	$273,354	$3,901
There were no transfers into or out of Level 3 related to securities held at February 29, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2023:	$ 5,059	$ 12	$ 5,042	$ 5
Accrued discount/(premium)	78	—	78	—
Net realized gain (loss)	(425)	(23)	(402)	—
Net change in unrealized appreciation (depreciation)(a)	369	86	233	50
Sales(b)	(1,180)	(75)	(1,105)	—
Balance as of February 29, 2024	$ 3,901	$ —	$ 3,846	$ 55
(a) The net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024, was $283.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.